Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Year ended December 31, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$2,333.7	$36.5	$—	$2,370.2
Other revenue	60.7	1.2	1.5	63.4
Fuel, power, water purchased and other cost of sales	639.8	—	—	639.8
Net revenue	1,754.6	37.7	1.5	1,793.8
Operating expenses	853.9	11.2	5.3	870.4
Depreciation and amortization	392.1	7.3	0.9	400.3
Loss on foreign exchange	—	—	18.4	18.4
Operating income (loss)	508.6	19.2	(23.1)	504.7
Interest expense	(141.4)	(0.9)	(140.2)	(282.5)
Income from long-term investments	6.8	0.1	14.7	21.6
Other income	22.0	—	—	22.0
Pension and other post-employment non-service costs	(3.7)	—	—	(3.7)
Other net gains (losses)	(30.4)	0.7	(22.9)	(52.6)
Gain (loss) on derivative financial instruments	8.9	—	(7.4)	1.5
Earnings (loss) before income taxes	370.8	19.1	(178.9)	211.0
Income tax recovery (expense)	(96.2)	15.9	15.3	(65.0)
Net effect of non-controlling interests	76.4	(3.9)	—	72.5
Net earnings (loss) from continuing operations attributable to shareholders	$351.0	$31.1	$(163.6)	$218.5
Capital expenditures	$603.5	$5.3	$—	$608.8
Property, plant and equipment	$9,578.6	$141.9	$29.4	$9,749.9
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	49.0	—	—	49.0
Total assets	13,517.0	171.9	447.3	14,136.2
(1) Regulated Services Group revenue includes $26.5 million related to alternative revenue programs for the year ended December 31, 2025 that do not represent revenue recognized from contracts with customers.
19.Segmented information (continued)

	Year ended December 31, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,228.6	$35.3	$—	$2,263.9
Other revenue	54.0	0.8	0.8	55.6
Fuel, power, water purchased and other cost of sales	600.5	0.3	—	600.8
Net revenue	1,682.1	35.8	0.8	1,718.7
Operating expenses	855.2	8.8	9.4	873.4
Depreciation and amortization	386.8	6.8	2.1	395.7
Loss on foreign exchange	—	—	3.5	3.5
Operating income (loss)	440.1	20.2	(14.2)	446.1
Interest expense	(191.8)	(0.9)	(170.9)	(363.6)
Income from long-term investments	5.9	—	101.6	107.5
Other income	27.5	—	—	27.5
Pension and other post-employment non-service costs	(14.1)	—	—	(14.1)
Other net losses	(17.8)	—	(9.2)	(27.0)
Gain (loss) on derivative financial instruments	(0.7)	—	1.5	0.8
Earnings (loss) before income taxes	249.1	19.3	(91.2)	177.2
Income tax expense	(67.0)	(4.2)	(115.6)	(186.8)
Net effect of non-controlling interests	78.0	(3.1)	—	74.9
Net earnings (loss) from continuing operations attributable to shareholders	$260.1	$12.0	$(206.8)	$65.3
Capital expenditures	$757.2	$6.6	$—	$763.8
Property, plant and equipment	$9,284.4	$136.8	$28.9	$9,450.1
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	38.1	—	—	38.1
Total assets(3)	12,927.9	152.3	185.9	13,266.1
(1) Regulated Services Group revenue includes $30.4 million related to alternative revenue programs for the year ended December 31, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695.6 million.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

(millions of U.S. dollars)	2025	2024
Revenue
United States	$1,955.7	$1,852.4
Canada	101.5	91.6
Other regions	376.4	375.5
	$2,433.6	$2,319.5
Property, plant and equipment
United States	$8,675.6	$8,362.4
Canada	263.1	328.6
Other regions	811.2	759.1
	$9,749.9	$9,450.1
Intangible assets
United States	$14.0	$15.2
Canada	0.3	0.3
Other regions	55.4	53.6
	$69.7	$69.1